Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended				12 Months Ended		30 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 28, 2010	Dec. 31, 2014 Scenario, Forecast [Member]	Dec. 31, 2013 Minimum [Member]	Jun. 30, 2011 Minimum [Member]	Dec. 31, 2013 Minimum [Member] IRS [Member]	Dec. 31, 2013 Minimum [Member] States [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member] IRS [Member]	Dec. 31, 2013 Maximum [Member] States [Member]
Income Tax Disclosure [Line Items]
Percentage of taxable income required to be distributed while operating as REIT																		90.00%
Income tax expense (benefit)	$ (38,997,000)	$ (2,892,000)	$ 48,129,000	$ 95,339,000	$ 18,775,000	$ (20,953,000)	$ 4,164,000	$ 347,000	$ 3,125,000	$ (27,409,000)	$ 114,114,000	$ 159,351,000	$ (13,317,000)	$ 60,264,000
Net operating loss carryforwards		8,900,000										8,900,000
Operating loss carryforwards expiration period starting year																	Dec. 31, 2028				Dec. 31, 2031
Income tax examination, period of letters issued to prior parent for proposed changes in specified tax years										30 days		30 days
Excise tax contested															4,200,000
Income tax expense												700,000	1,000,000	300,000
Accrued interest and penalties		8,000,000				8,800,000						8,000,000	8,800,000
Unrecognized tax benefits		$ 6,100,000				$ 7,000,000						$ 6,100,000	$ 7,000,000
Income tax examination start year																			2010	1998		2013	2013
Effective Income Tax Rate Reconciliation, Percent										119.00%						119.00%
Tax provision at statutory tax rate of 35%										35.00%		35.00%	35.00%	35.00%